UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (96.6%)(a)
			Shares	Value

Aerospace and defense (0.7%)

Airbus Group SE (France)			3,594	$213,469

Bombardier, Inc. Class B (Canada)(S)			77,400	96,859

				310,328
Airlines (0.9%)

International Consolidated Airlines Group SA (Spain)(NON)			40,587	362,208

				362,208
Auto components (0.7%)

Toyota Industries Corp. (Japan)			5,900	281,228

				281,228
Automobiles (3.4%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			21,209	276,444

Tata Motors, Ltd. (India)(NON)			48,690	222,228

Toyota Motor Corp. (Japan)			7,700	452,870

Yamaha Motor Co., Ltd. (Japan)			22,600	455,818

				1,407,360
Banks (6.9%)

Axis Bank, Ltd. (India)			47,149	357,301

Bank of Ireland (Ireland)(NON)			934,893	363,952

Credicorp, Ltd. (Peru)			1,200	127,632

Dubai Islamic Bank PJSC (United Arab Emirates)			72,534	132,954

Grupo Financiero Banorte SAB de CV (Mexico)			28,600	140,285

ING Groep NV GDR (Netherlands)			19,453	276,149

Metro Bank PLC (acquired 1/15/14, cost $170,396) (Private) (United Kingdom)(F)(RES)(NON)			8,005	193,450

Natixis SA (France)			42,613	235,445

Permanent TSB Group Holdings PLC (Ireland)(NON)			98,915	525,933

Shinsei Bank, Ltd. (Japan)			109,000	225,151

Virgin Money Holdings UK PLC (United Kingdom)(NON)			56,976	333,680

				2,911,932
Beverages (2.1%)

Anheuser-Busch InBev SA/NV (Belgium)			2,444	259,587

Molson Coors Brewing Co. Class B			2,600	215,852

SABMiller PLC (United Kingdom)			7,121	403,522

				878,961
Biotechnology (1.8%)

Celgene Corp.(NON)			1,900	205,523

China Biologic Products, Inc. (China)(NON)			1,200	107,784

Gilead Sciences, Inc.			2,000	196,380

Grifols SA ADR (Spain)			8,380	254,752

				764,439
Building products (2.4%)

Assa Abloy AB Class B (Sweden)			20,499	368,199

Compagnie De Saint-Gobain (France)			6,401	278,057

LIXIL Group Corp. (Japan)			18,300	372,187

				1,018,443
Capital markets (1.1%)

Credit Suisse Group AG (Switzerland)			10,728	258,091

KKR & Co. LP			11,327	190,067

				448,158
Chemicals (1.5%)

Akzo Nobel NV (Netherlands)			2,891	187,946

Dow Chemical Co. (The)			3,900	165,360

Symrise AG (Germany)			2,151	129,208

Syngenta AG (Switzerland)			402	129,116

				611,630
Commercial services and supplies (3.1%)

dorma + kaba Holding AG Class B (Switzerland)			579	355,939

Regus PLC (United Kingdom)			88,776	412,631

Sohgo Security Services Co., Ltd. (Japan)			6,600	301,178

Tyco International PLC			7,300	244,258

				1,314,006
Communications equipment (0.9%)

Alcatel-Lucent (France)(NON)			103,816	382,212

				382,212
Construction and engineering (0.3%)

Mota-Engil SGPS SA (Portugal)(S)			66,501	141,302

				141,302
Consumer finance (0.3%)

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			51,700	115,175

				115,175
Containers and packaging (0.4%)

Smurfit Kappa Group PLC (Ireland)			5,688	152,913

				152,913
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)			111,278	559,443

Eurazeo SA (France)			3,714	247,135

				806,578
Diversified telecommunication services (2.8%)

Cellnex Telecom SAU 144A (Spain)(NON)			14,829	252,354

Com Hem Holding AB (Sweden)			51,120	427,528

Telecom Italia SpA RSP (Italy)			475,878	488,367

				1,168,249
Electrical equipment (0.3%)

Jiangnan Group, Ltd. (China)			660,000	136,269

				136,269
Electronic equipment, instruments, and components (2.0%)

Japan Display, Inc. (Japan)(NON)			34,100	98,310

Murata Manufacturing Co., Ltd. (Japan)			3,300	428,565

TDK Corp. (Japan)			5,800	329,907

				856,782
Energy equipment and services (0.5%)

Ezion Holdings, Ltd. (Singapore)(S)			414,560	190,798

				190,798
Food products (6.4%)

Associated British Foods PLC (United Kingdom)			13,052	661,490

Barry Callebaut AG (Switzerland)			461	502,234

Kerry Group PLC Class A (Ireland)			7,927	596,086

Nestle SA (Switzerland)			6,509	490,170

Nomad Foods, Ltd. (United Kingdom)(NON)			2,122	33,426

Orkla ASA (Norway)			35,280	262,073

WH Group, Ltd. 144A (Hong Kong)(NON)			312,827	155,836

				2,701,315
Gas utilities (1.2%)

Tokyo Gas Co., Ltd. (Japan)			107,000	520,132

				520,132
Health-care equipment and supplies (0.5%)

Sartorius AG (Preference) (Germany)			932	221,930

				221,930
Hotels, restaurants, and leisure (2.7%)

Accor SA (France)			2,563	119,981

Compass Group PLC (United Kingdom)			45,368	724,304

Dalata Hotel Group PLC (Ireland)(NON)(FWC)			59,007	285,089

				1,129,374
Household durables (1.5%)

Skyworth Digital Holdings, Ltd. (China)			426,000	290,777

Sony Corp. (Japan)(NON)			13,500	330,094

				620,871
Household products (1.3%)

Henkel AG & Co. KGaA (Preference) (Germany)			5,343	548,971

				548,971
Independent power and renewable electricity producers (0.4%)

China Resources Power Holdings Co., Ltd. (China)			72,000	165,424

				165,424
Industrial conglomerates (0.4%)

Siemens AG (Germany)			1,808	161,533

				161,533
Insurance (4.4%)

Admiral Group PLC (United Kingdom)			8,939	203,511

AIA Group, Ltd. (Hong Kong)			130,200	677,892

Prudential PLC (United Kingdom)			34,085	720,576

St James's Place PLC (United Kingdom)			19,604	252,370

				1,854,349
Internet and catalog retail (1.6%)

Ctrip.com International, Ltd. ADR (China)(NON)			2,900	183,222

Delivery Hero Holding GmbH (acquired 6/12/15, cost $177,146) (Private) (Germany)(F)(RES)(NON)			23	158,298

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Brazil)(F)(RES)(NON)			1,554	40,473

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Rakuten, Inc. (Japan)			17,600	225,716

Zalando SE (Germany)(NON)			2,054	68,032

				675,744
Internet software and services (1.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,031	119,768

Tencent Holdings, Ltd. (China)			17,000	285,915

				405,683
IT Services (0.3%)

InterXion Holding NV (Netherlands)(NON)			4,700	127,276

				127,276
Machinery (0.9%)

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			648,000	127,457

JTEKT Corp (Japan)			18,800	263,803

				391,260
Media (4.4%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			15,797	201,000

Mediaset SpA (Italy)			60,335	278,096

Nippon Television Holdings, Inc. (Japan)			16,300	263,934

Numericable-SFR (France)(NON)			9,895	458,302

Quebecor, Inc. Class B (Canada)			12,600	275,793

WPP PLC (United Kingdom)			17,630	367,142

				1,844,267
Metals and mining (1.0%)

BHP Billiton, Ltd. (Australia)			25,921	408,819

				408,819
Multi-utilities (1.3%)

Veolia Environnement SA (France)			22,804	522,584

				522,584
Oil, gas, and consumable fuels (2.5%)

BG Group PLC (United Kingdom)			23,115	333,312

Genel Energy PLC (United Kingdom)(NON)(S)			34,015	143,082

Suncor Energy, Inc. (Canada)			10,300	275,464

Total SA (France)			7,023	316,633

				1,068,491
Personal products (1.4%)

Coty, Inc. Class A(NON)(S)			14,800	400,488

Shiseido Co., Ltd. (Japan)			8,600	188,483

				588,971
Pharmaceuticals (11.9%)

Allergan PLC(NON)			1,700	462,077

Astellas Pharma, Inc. (Japan)			45,300	588,088

AstraZeneca PLC (United Kingdom)			7,578	480,925

Aurobindo Pharma, Ltd. (India)			19,774	232,381

Bayer AG (Germany)			2,229	284,885

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			1,402,000	173,195

Novartis AG (Switzerland)			13,684	1,260,498

Sanofi (France)			2,215	211,013

Shionogi & Co., Ltd. (Japan)			8,100	291,158

Shire PLC (United Kingdom)			9,554	652,099

UCB SA (Belgium)			4,598	359,874

				4,996,193
Real estate investment trusts (REITs) (1.8%)

Hibernia REIT PLC (Ireland)			330,532	468,162

Japan Hotel REIT Investment Corp (Japan)			458	292,317

				760,479
Real estate management and development (2.1%)

Foxtons Group PLC (United Kingdom)			106,369	382,510

Kennedy-Wilson Holdings, Inc.			11,310	250,743

Sumitomo Realty & Development Co., Ltd. (Japan)			8,000	255,540

				888,793
Semiconductors and semiconductor equipment (1.8%)

Himax Technologies, Inc. ADR (Taiwan)(S)			24,100	192,077

MediaTek, Inc. (Taiwan)			18,000	134,327

Silergy Corp. (China)			35,768	351,619

Sumco Corp. (Japan)			10,500	94,244

				772,267
Software (2.2%)

Mobileye NV (Israel)(NON)(S)			3,600	163,728

Nintendo Co., Ltd. (Japan)			2,300	388,566

RIB Software AG (Germany)(S)			16,252	255,392

TiVo, Inc.(NON)			14,500	125,570

				933,256
Specialty retail (0.8%)

Sports Direct International PLC (United Kingdom)(NON)			30,402	348,784

				348,784
Technology hardware, storage, and peripherals (1.1%)

Casetek Holdings, Ltd. (Taiwan)			31,000	132,917

Lenovo Group, Ltd. (China)			182,000	154,536

Samsung Electronics Co., Ltd. (South Korea)			173	166,374

				453,827
Textiles, apparel, and luxury goods (1.8%)

Luxottica Group SpA (Italy)			6,600	458,794

Moncler SpA (Italy)			16,868	302,456

				761,250
Thrifts and mortgage finance (0.9%)

Dewan Housing Finance Corp., Ltd. (India)			24,959	84,023

Home Capital Group, Inc. (Canada)(S)			12,600	302,419

				386,442
Tobacco (0.7%)

Japan Tobacco, Inc. (Japan)			8,800	273,749

				273,749
Trading companies and distributors (1.7%)

Mitsubishi Corp. (Japan)			20,200	332,115

Wolseley PLC (United Kingdom)			6,612	386,797

				718,912
Transportation infrastructure (0.7%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			58,000	281,014

				281,014
Water utilities (0.2%)

Sound Global, Ltd. (China)(F)(NON)(S)			127,000	99,862

				99,862
Wireless telecommunication services (1.7%)

Bharti Infratel, Ltd. (India)			50,558	273,941

KDDI Corp. (Japan)			18,900	423,249

				697,190

Total common stocks (cost $39,807,213)				$40,587,983

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	40,400	$102,825

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	48,400	183,738

Total warrants (cost $335,966)				$286,563

SHORT-TERM INVESTMENTS (6.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	1,678,805	$1,678,805

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	539,681	539,681

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	110,000	110,000

U.S. Treasury Bills 0.19%, February 18, 2016			$115,000	114,989

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			110,000	109,990

U.S. Treasury Bills 0.04%, October 8, 2015(SEGSF)			5,000	5,000

Total short-term investments (cost $2,558,337)				$2,558,465

TOTAL INVESTMENTS

Total investments (cost $42,701,516)(b)				$43,433,011

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $65,493,173) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$677,330	$674,867	$2,463
	Australian Dollar	Sell	10/21/15	677,330	736,710	59,380
	British Pound	Buy	12/16/15	277,050	280,443	(3,393)
	British Pound	Sell	12/16/15	277,050	281,291	4,241
	Euro	Buy	12/16/15	1,169,393	1,197,652	(28,259)
	Japanese Yen	Buy	11/18/15	287,908	288,589	(681)
	Japanese Yen	Sell	11/18/15	287,908	278,476	(9,432)
Barclays Bank PLC
	Canadian Dollar	Buy	10/21/15	236,843	251,499	(14,656)
	Canadian Dollar	Sell	10/21/15	236,843	238,808	1,965
	Euro	Buy	12/16/15	733,835	742,938	(9,103)
	Euro	Sell	12/16/15	733,835	734,857	1,022
	Hong Kong Dollar	Buy	11/18/15	351,371	351,020	351
	Hong Kong Dollar	Sell	11/18/15	351,371	351,195	(176)
	Japanese Yen	Sell	11/18/15	346,553	335,918	(10,635)
	Singapore Dollar	Buy	11/18/15	84,473	87,163	(2,690)
	Swiss Franc	Sell	12/16/15	292,506	298,677	6,171
Citibank, N.A.
	British Pound	Buy	12/16/15	1,527,856	1,546,345	(18,489)
	British Pound	Sell	12/16/15	1,527,856	1,551,359	23,503
	Canadian Dollar	Buy	10/21/15	374,034	377,140	(3,106)
	Canadian Dollar	Sell	10/21/15	374,034	397,225	23,191
	Danish Krone	Buy	12/16/15	1,318,587	1,312,001	6,586
	Euro	Buy	12/16/15	781,609	782,732	(1,123)
	Euro	Sell	12/16/15	781,609	791,304	9,695
	Japanese Yen	Sell	11/18/15	431,330	446,325	14,995
Credit Suisse International
	Australian Dollar	Buy	10/21/15	16,758	18,211	(1,453)
	Australian Dollar	Sell	10/21/15	16,758	16,699	(59)
	British Pound	Sell	12/16/15	413,306	412,028	(1,278)
	Canadian Dollar	Sell	10/21/15	510,925	593,134	82,209
	Euro	Buy	12/16/15	443,277	443,887	(610)
	Euro	Sell	12/16/15	443,277	448,815	5,538
	Japanese Yen	Sell	11/18/15	323,300	295,795	(27,505)
	Norwegian Krone	Buy	12/16/15	106,673	110,243	(3,570)
	Swedish Krona	Buy	12/16/15	131,238	130,505	733
	Swedish Krona	Sell	12/16/15	131,238	130,636	(602)
	Swiss Franc	Buy	12/16/15	265,447	264,531	916
	Swiss Franc	Sell	12/16/15	265,447	265,864	417
Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	262,939	274,591	11,652
	British Pound	Buy	12/16/15	213,080	212,375	705
	Canadian Dollar	Buy	10/21/15	586,826	622,990	(36,164)
	Canadian Dollar	Sell	10/21/15	586,826	591,585	4,759
	Euro	Buy	12/16/15	898,637	909,809	(11,172)
	Euro	Sell	12/16/15	898,637	900,026	1,389
Goldman Sachs International
	British Pound	Buy	12/16/15	194,025	197,012	(2,987)
	British Pound	Sell	12/16/15	194,025	196,386	2,361
	Euro	Buy	12/16/15	1,190,538	1,192,286	(1,748)
	Euro	Sell	12/16/15	1,190,538	1,205,455	14,917
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	790,148	858,213	(68,065)
	Australian Dollar	Sell	10/21/15	790,148	793,259	3,111
	British Pound	Buy	12/16/15	781,395	790,871	(9,476)
	British Pound	Sell	12/16/15	781,395	793,357	11,962
	Euro	Buy	12/16/15	729,584	738,653	(9,069)
	Euro	Sell	12/16/15	729,584	730,600	1,016
	Japanese Yen	Buy	11/18/15	142,908	143,252	(344)
	Japanese Yen	Sell	11/18/15	142,908	138,253	(4,655)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	1,136,035	1,234,609	(98,574)
	Australian Dollar	Sell	10/21/15	1,136,035	1,131,917	(4,118)
	British Pound	Buy	12/16/15	1,236,893	1,252,164	(15,271)
	British Pound	Sell	12/16/15	1,236,893	1,255,849	18,956
	Canadian Dollar	Sell	10/21/15	182,072	183,270	1,198
	Euro	Buy	12/16/15	4,637,403	4,644,083	(6,680)
	Euro	Sell	12/16/15	4,637,403	4,695,032	57,629
	Japanese Yen	Buy	11/18/15	579,110	560,133	18,977
	Japanese Yen	Sell	11/18/15	579,110	580,525	1,415
	Norwegian Krone	Buy	12/16/15	2,429	2,510	(81)
	Singapore Dollar	Buy	11/18/15	201,080	207,467	(6,387)
	South Korean Won	Sell	11/18/15	183,843	187,211	3,368
	Swedish Krona	Buy	12/16/15	73,585	73,952	(367)
	Swiss Franc	Buy	12/16/15	1,398,639	1,401,978	(3,339)
	Swiss Franc	Sell	12/16/15	1,398,639	1,393,722	(4,917)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	727,955	791,145	(63,190)
	Australian Dollar	Sell	10/21/15	727,955	725,497	(2,458)
	British Pound	Buy	12/16/15	73,648	74,540	(892)
	British Pound	Sell	12/16/15	73,648	74,790	1,142
	Euro	Sell	12/16/15	126,203	119,143	(7,060)
	Hong Kong Dollar	Buy	11/18/15	108,655	108,582	73
	Israeli Shekel	Buy	10/21/15	50,556	59,263	(8,707)
	Japanese Yen	Buy	11/18/15	443,195	444,340	(1,145)
	Japanese Yen	Sell	11/18/15	443,195	428,725	(14,470)
	Swedish Krona	Buy	12/16/15	350,567	348,697	1,870
	Swedish Krona	Sell	12/16/15	350,567	349,146	(1,421)
	Swiss Franc	Buy	12/16/15	186,225	185,636	589
	Swiss Franc	Sell	12/16/15	186,225	186,528	303
UBS AG
	Australian Dollar	Buy	10/21/15	657,767	655,371	2,396
	Australian Dollar	Sell	10/21/15	657,767	714,434	56,667
	British Pound	Buy	12/16/15	1,928,761	1,958,215	(29,454)
	British Pound	Sell	12/16/15	1,928,761	1,952,095	23,334
	Canadian Dollar	Buy	10/21/15	786,206	834,679	(48,473)
	Canadian Dollar	Sell	10/21/15	786,206	792,663	6,457
	Euro	Buy	12/16/15	397,853	402,852	(4,999)
	Euro	Sell	12/16/15	397,853	398,369	516
	Japanese Yen	Buy	11/18/15	335,659	324,595	11,064
	Japanese Yen	Sell	11/18/15	335,659	329,829	(5,830)
	Swiss Franc	Buy	12/16/15	98,565	98,800	(235)
	Swiss Franc	Sell	12/16/15	98,565	98,206	(359)
WestPac Banking Corp.
	Australian Dollar	Sell	10/21/15	96,411	201,517	105,106
	British Pound	Buy	12/16/15	305,178	309,883	(4,705)
	British Pound	Sell	12/16/15	305,178	308,880	3,702
	Euro	Buy	12/16/15	2,313,164	2,341,925	(28,761)
	Euro	Sell	12/16/15	2,313,164	2,316,551	3,387

Total						$(28,996)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $42,022,516.
(b)	The aggregate identified cost on a tax basis is $42,779,483, resulting in gross unrealized appreciation and depreciation of $4,612,462 and $3,958,934, respectively, or net unrealized appreciation of $653,528.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $392,224, or 0.9% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$806,295	$10,349,517	$10,616,131	$626	$539,681
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,678,805, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,626,919. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $316,525 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	19.1%
	United Kingdom	17.6
	United States	7.7
	Switzerland	7.2
	France	7.2
	Ireland	5.7
	China	5.7
	Germany	4.4
	Italy	3.7
	India	2.8
	Spain	2.6
	Australia	2.3
	Hong Kong	2.3
	Canada	2.3
	Sweden	1.9
	Belgium	1.5
	Netherlands	1.4
	Taiwan	1.1
	Norway	0.6
	Mexico	0.6
	Singapore	0.5
	Other	1.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $265,659 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $39,993 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$459,015	$6,411,089	$198,774
Consumer staples	616,340	4,375,627	—
Energy	275,464	983,825	—
Financials	1,126,321	6,852,135	193,450
Health care	1,226,516	4,756,046	—
Industrials	341,117	4,494,158	—
Information technology	728,419	3,202,884	—
Materials	165,360	1,008,002	—
Telecommunication services	—	1,865,439	—
Utilities	—	1,308,002	—
Total common stocks	4,938,552	35,257,207	392,224
Warrants	—	286,563	—
Short-term investments	649,681	1,908,784	—

Totals by level	$5,588,233	$37,452,554	$392,224

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(28,996)	$—

Totals by level	$—	$(28,996)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$613,397	$642,393
Equity contracts	286,563	—

Total	$899,960	$642,393

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$61,300,000
Warrants (number of warrants)		41,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$66,084	$9,509	$77,970	$89,813	$18,505	$17,278	$16,089	$101,543	$3,977	$100,434	$112,195	613,397

	Total Assets	$66,084	$9,509	$77,970	$89,813	$18,505	$17,278	$16,089	$101,543	$3,977	$100,434	$112,195	$613,397

	Liabilities:
	Forward currency contracts#	41,765	37,260	22,718	35,077	47,336	4,735	91,609	139,734	99,343	89,350	33,466	642,393

	Total Liabilities	$41,765	$37,260	$22,718	$35,077	$47,336	$4,735	$91,609	$139,734	$99,343	$89,350	$33,466	$642,393

	Total Financial and Derivative Net Assets	$24,319	$(27,751)	$55,252	$54,736	$(28,831)	$12,543	$(75,520)	$(38,191)	$(95,366)	$11,084	$78,729	$(28,996)
	Total collateral received (pledged)##†	$24,319	$—	$—	$—	$—	$—	$—	$(38,191)	$—	$—	$—
	Net amount	$—	$(27,751)	$55,252	$54,736	$(28,831)	$12,543	$(75,520)	$—	$(95,366)	$11,084	$78,729

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015